SHAREHOLDERS' EQUITY (Schedule of Information about Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	2,343,760
Weighted average remaining contractual life (years)	7 years 7 months 17 days
Weighted average exercise price	$ 2.88
Options exercisable | shares	1,326,596
Weighted average exercise price of options exercisable	$ 3.11
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	1.30
Maximum exercise price	$ 1.30
Options Outstanding | shares	52,653
Weighted average remaining contractual life (years)	2 years 5 months 12 days
Weighted average exercise price	$ 1.30
Options exercisable | shares	52,653
Weighted average exercise price of options exercisable	$ 1.30
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	1.55
Maximum exercise price	$ 2.25
Options Outstanding | shares	1,597,005
Weighted average remaining contractual life (years)	7 years 11 months 1 day
Weighted average exercise price	$ 1.94
Options exercisable | shares	621,502
Weighted average exercise price of options exercisable	$ 2.16
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	3.30
Maximum exercise price	$ 6.04
Options Outstanding | shares	694,102
Weighted average remaining contractual life (years)	7 years 4 months 6 days
Weighted average exercise price	$ 4.12
Options exercisable | shares	652,441
Weighted average exercise price of options exercisable	$ 4.17